May 6, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Attn: Filing Desk
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE:  BT INSTITUTIONAL FUNDS (the "Trust")
                    Cash Management Fund Institutional
                    Cash Reserves Fund Institutional
                    Treasury Money Fund Institutional
                    Liquid Assets Fund Institutional
                    Treasury and Agency Fund Institutional
                    (together the "Funds")
                    1933 Act File No. 33-34079
                    1940 Act File No. 811-6071

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust, on behalf of the Funds, do not differ from that contained in Post-Effective Amendment No. 39 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2003.

Please contact Jeffrey A. Engelsman at 410-895-3824 if you have any questions or comments.

Very truly yours,

/s/ Bruce A. Rosenblum
----------------------
Assistant Secretary